Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2023
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	8,391,748	11,083,695
Less: accumulated amortization	(698,234)	(896,061)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	7,638,506	10,132,626